SHARE CAPITAL (Details) ¥ / shares in Units, ¥ in Thousands, $ in Thousands	Feb. 25, 2019 shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Jan. 01, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Jan. 01, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Jan. 01, 2016 CNY (¥)
SHARE CAPITAL
Number of ordinary shares, authorized		14,903,798,236	14,903,798,236		14,903,798,236
Par value per share | ¥ / shares			¥ 1.00		¥ 1.00
Equity		$ 9,842,078	¥ 67,669,202	¥ 65,603,160	¥ 65,742,596	¥ 55,969,188	¥ 55,969,188	¥ 52,175,188
Number of ordinary shares, issued	2,118,874,715
Number of ordinary shares, outstanding		14,903,798,236	14,903,798,236		14,903,798,236
Share capital
SHARE CAPITAL
Number of ordinary shares, issued		14,903,798,236	14,903,798,236		14,903,798,236